RELATED PARTY TRANSACTIONS (Details) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 10, 2020	Jul. 01, 2019	Jun. 26, 2019	Jun. 07, 2019	Apr. 29, 2019	May 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Nov. 02, 2020
Stock Issued During Period, Value, New Issues							$ 25,000
Share Price								$ 18.00
Initial Public Offering Cost					$ 300,000
Notes Payable, Related Parties		$ 200,000
Management Fee Expense			$ 20,000
Debt Conversion, Original Debt, Amount								$ 1,500,000
Debt Instrument, Convertible, Conversion Price								$ 1.00
Warrants price		$ 11.50
Convertible Promissory Note [Member]
Aggregate principal amount to be issued								$ 1,500,000	$ 1,500,000
Additional Paid in Capital [Member]
Stock Issued During Period, Value, New Issues							23,275
Retained Earnings [Member]
Stock Issued During Period, Value, New Issues							0
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues		9,000,000
IPO [Member]
Stock Issued During Period, Shares, New Issues		69,000,000
Related Party Loan [Member]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party							$ 123,333	$ 240,000
Sponsor [Member]
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation								2,250,000
Equity Method Investment, Ownership Percentage								20.00%
Sponsor [Member] | Convertible Promissory Note [Member]
Maximum amount of promissory note convertible into warrants									$ 1,500,000
Warrants price									$ 1.00
Class A Common Stock [Member]
Stock Issued During Period, Shares, New Issues							0
Stock Issued During Period, Value, New Issues							$ 0
Common Stock, Shares, Outstanding							2,380,049	2,419,019
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation							66,661,839	66,592,589
Share Price								$ 12.00
Class A Common Stock [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues	10,000,000
Class B Common Stock [Member]
Stock Issued During Period, Shares, New Issues						8,625,000	17,250,000
Stock Issued During Period, Value, New Issues						$ 25,000	$ 1,725
Dividends Common Stock Dividends Per Share				$ 1
Common Stock, Shares, Outstanding				11,500,000			17,250,000	17,250,000